Segment Information - Schedule of Total Assets by Geographic Area (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 452,299	$ 369,780
PRC
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	384,297	272,852
Hong Kong
Revenues from External Customers and Long-Lived Assets [Line Items]
Total Assets	$ 68,002	$ 96,928